INCOME TAX	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 4 – INCOME TAX

The Company accounts for income taxes under the assets and liability method.  Deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards.  Deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are  reduced by a  valuation  allowance  when,  in the opinion  of  management,  it is more  likely  than not  that  some portion or all of the deferred  tax assets will not be realized.

The reconciliation of income taxes at the statutory rate of 34% to the provision for income taxes recorded in the Consolidated Statements of Operations is as follows:

	Year ended December 31,
	2013	2012
Tax benefit at federal statutory rate	34.0%	34.0%
State tax expense, net of federal benefit	5.6	5.6
Change in valuation allowance	(39.6)	(39.6)
Effective tax rate	-	-

The reported provision for income tax differs from the amount computed by applying the statutory income tax rates to the loss before income tax as follows:

	Year ended December 31,
	2013	2012
Income tax expense at statutory rate	$(1,099,282)	$(635,053)
Valuation allowance	1,099,282	635,053
Income tax expense	$-	$-

Net deferred tax assets consist of the following components:

	As of December 31,
	2013	2012
Restricted Common Stock issued to directors and employees	$329,923	$440,740
Share-based compensation – stock options	20,084	-
Net operating loss carryover	1,384,328	194,313
Valuation allowance	(1,734,335)	(635,053)
Net deferred tax asset	$-	$-

An income tax benefit has not been recognized for operating losses generated in prior periods based on uncertainties concerning the ability to generate taxable income in future periods.  At December 31, 2013, the Company had available net operating loss carry-forwards of approximately $3,986,000 which expire in various years through the year ending December 31, 2033.  Utilization of the tax loss carry-forwards are not assured, however, because the Company has incurred significant operating losses.  As a result, the deferred income tax asset arising from these net operating loss carry-forwards and from other temporary differences are not recorded in the accompanying Consolidated Balance Sheets.  Due to the uncertainty of the Company’s realization of this benefit, a valuation allowance was established to fully reserve such assets.